                        SUPPLEMENT DATED MAY 22, 2002 TO

                        PROSPECTUS DATED MAY 1, 2002 FOR

                       CORPORATE FLEXIBLE PREMIUM VARIABLE

                        UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VL SEPARATE ACCOUNT - C

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. THE LIST OF UNDERLYING MUTUAL FUNDS AT THE BEGINNING OF YOUR PROSPECTUS IS MODIFIED AS FOLLOWS:

The following underlying mutual fund is not available for policies issued on or after January 25, 2002:

DREYFUS
     -    Dreyfus Investment Portfolios - European Equity Portfolio: Initial
          Shares

2. THE TABLE OF "UNDERLYING MUTUAL FUND ANNUAL EXPENSES (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)" IS AMENDED TO INCLUDE THE FOLLOWING:

                                                                        MANAGEMENT       OTHER        12b-1       TOTAL UNDERLYING
                                                                           FEES         EXPENSES       FEES          MUTUAL FUND
                                                                                                                       EXPENSES
                                                                        ----------      --------      -----       ----------------

Dreyfus Investment Portfolios - European Equity Portfolio: Initial        0.81%          0.44%         0.00%            1.25%
Shares


3. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS AMENDED AS FOLLOWS:

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO: INITIAL SHARES (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER JANUARY 25, 2002)

     Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

4. ALL REFERENCES TO THE GVIT NATIONWIDE GVIT STRATEGIC VALUE FUND ARE DELETED.